Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Receivables From Contracts With Customers [Abstract]
Schedule of Revenue from Contracts with Customers Allocated to Revenue Streams

The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2021	2020	2019
SOPHiA platform	$39,465	$27,221	$23,710
Workflow equipment and services	985	1,179	1,652
Total revenue	$40,450	$28,400	$25,362